Rule 497(e)

File Nos. 002-10653 and 811-00082

CGM Focus Fund (the “Fund”)

Supplement dated November 8, 2013 to the Statement of Additional Information

dated May 1, 2013

The following information supplements the information found in the section entitled “Management of the Fund.”

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen

Interested Trustees

Leslie A. Lake* age 72	Trustee since 2013	Vice President and Secretary of CGM Trust since 1992; Employee – Office Administrator, CGM	3

Name, Address and Age	Positions Held and Length of Time Served	Principal Occupations and Other Directorships Held During Past 5 Years	Number of Funds in the CGM Funds Complex Overseen

Officers

Kevin Ure* age 42	Vice President since 2013	Employee – Accounts Admin, Operations, CGM	3

Tony Figueiredo* Address: 38 Newbury St., 8th Fl. Boston, MA 02116 age 53	Vice President since 2013	Employee – Investor Services Division, CGM	3